Employee benefits, Movement in Net Defined Benefit Liability (Details) - MXN ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee benefits, Movement in net defined benefit liability [Abstract]
Beginning balance	$ 10,175,001	$ 8,766,021	$ 6,654,318
Included in profit and loss [Abstract]
Current service cost	2,410,219	1,324,563	1,706,150
Interest cost	966,889	179,510	544,326
Net defined benefit resulting in profit or loss	13,552,109	10,270,094	8,904,794
Included in OCI [Abstract]
Remeasurement in loss (gain)	(1,454,945)	(16,372)	(124,616)
Payments [Abstract]
Benefits paid	(238,524)	(78,721)	(14,157)
Ending balance	$ 11,858,640	$ 10,175,001	$ 8,766,021